Summary of significant accounting policies - Additional Information (Details)				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($) Segments	Jun. 30, 2025 CNY (¥) Segments	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2022 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents			¥ 2,151,180	$ 1,584,671			¥ 2,151,180	¥ 11,351,952	$ 388,200	¥ 2,780,907	¥ 2,877,541
Investments, fair value								860,484		0
Marketable securities					¥ 58,759	¥ 0	0
Unrealized investment gains				3,217	23,042	0	0
Provision for credit losses					0	0	0
Deferred offering costs				$ 0				¥ 0		5,350,165
Property, plant and equipment, salvage value, percentage				5.00%				5.00%
Impairment loss for the long-lived assets					0	0	0
Contract assets								¥ 0		0
Deferred revenue				$ 235,540				¥ 1,687,317		¥ 2,621,402
Deferred revenue, revenue recognized					2,565,432	722,943	2,001,748
Government assistance amount					¥ 1,936,083	¥ 4,378,769	¥ 2,373,500
Entity statute of limitations extended due to tax underpayment				The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance)	The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance)
Number of operating segments | Segments				1	1
Packaged tour service [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, Performance Obligation, Description of Warranty				The Group does not offer any warranty services to customers.	The Group does not offer any warranty services to customers.
Payments of Refunds to Customers	¥ 4,100	¥ 29,600	4,400
Customer Payment Terms				The Group usually required all the consideration in advance from the individual customers and certain advance payment from corporate customers and individual customers, (for most corporate customers, usually 30%~50% of total payment is required before service, and the remaining payment would be usually paid within 15 to 30 days after the service is completed). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract.	The Group usually required all the consideration in advance from the individual customers and certain advance payment from corporate customers and individual customers, (for most corporate customers, usually 30%~50% of total payment is required before service, and the remaining payment would be usually paid within 15 to 30 days after the service is completed). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract.
Customized chartered bus service [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, Performance Obligation, Description of Warranty				The Group does not offer any warranty services to customers.	The Group does not offer any warranty services to customers.
Payments of Refunds to Customers	¥ 0	¥ 0	¥ 0
Customer Payment Terms				The Group usually required advance payment from customers (for individual customer, usually 70%~100% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed; for enterprise customer, usually 50% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed ). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract.	The Group usually required advance payment from customers (for individual customer, usually 70%~100% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed; for enterprise customer, usually 50% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed ). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract.
Commute shuttle service [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, Performance Obligation, Description of Warranty				The Group does not offer any warranty services to customers.	The Group does not offer any warranty services to customers.
Other Services [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, Performance Obligation, Description of Warranty				The Group does not offer any warranty services to customers.	The Group does not offer any warranty services to customers.
USD
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency exchange rate, translation				1				1
RMB
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency exchange rate, translation				7.1636				7.1636